Income Opportunities Fund	January 31, 2024

SCHEDULE OF INVESTMENTS (Unaudited)
(Stated in United States Dollars unless otherwise noted)
Issuer	Asset	Reference Rate & Spread	Maturity Date	Currency	Par	Fair Value	Footnotes
Leveraged Loans - 56.62%

Aerospace & Defense - 0.72%
Amentum Services Inc	TL 2L B 12/21	SOFR + 7.50%	2/15/2030	USD	1,948,600	$1,953,471
Vertex Aerospace Services Corp	TL 1L B 12/21	SOFR + 3.25%	12/6/2028	USD	679,873	681,066

Alternative Carriers - 2.30%
Level 3 Financing Inc	TL 1L 11/19	SOFR + 1.75%	3/1/2027	USD	8,694,340	8,390,038

Apparel, Accessories & Luxury Goods - 4.32%
Varsity Brands Inc	TL 1L 02/23	SOFR + 5.00%	12/15/2026	USD	15,824,715	15,795,044

Application Software - 5.65%
Solera LLC	TL 2L 06/21 (PIK Toggle)	SOFR + 9.00%	6/4/2029	USD	11,526,703	11,526,703	(b) (d)
TIBCO Software Inc	TL 1L B 09/22	SOFR + 4.50%	3/30/2029	USD	9,276,554	9,117,137

Automotive Parts & Equipment - 3.07%
Innovative XCessories & Services LLC	TL 1L 02/20	SOFR + 4.25%	3/5/2027	USD	6,409,781	5,704,705
Parts Authority Inc	TL 1L 10/20	SOFR + 3.75%	10/28/2027	USD	4,627,098	4,409,624
Wheel Pros Inc	TL 1L 09/23 (FILO)	SOFR + 8.88%	2/10/2028	USD	507,569	547,794
Wheel Pros Inc	TL 1L 09/23 (NewCo)	SOFR + 4.50%	5/11/2028	USD	693,619	531,777

Broadcasting - 4.30%
NEP Broadcasting LLC	TL 1L 12/23 (2020 A&E)	1.50% PIK, SOFR + 8.25%	6/1/2026	USD	1,603,953	1,636,032	(b) (d)
NEP Broadcasting LLC	TL 1L B 12/23 (2019 A&E EUR)	1.50% PIK, EURIBOR + 3.50%	8/19/2026	EUR	4,067,490	4,213,150	(d)
NEP Broadcasting LLC	TL 1L B 12/23 (2019 A&E)	1.50% PIK, SOFR + 3.25%	8/19/2026	USD	3,818,706	3,747,106	(d)
NEP Broadcasting LLC	TL 2L 09/18	SOFR + 7.00%	10/19/2026	USD	7,494,510	6,114,246

Broadline Retail - 0.64%
Belk Inc	TL 1L 02/21 (FLFO)	PRIME + 6.50%	7/31/2025	USD	459,875	417,194	(a)
Belk Inc	TL 1L EXIT 02/21 PIK Toggle (FLSO)		7/31/2025	USD	8,606,463	1,925,696	(a) (d) (e)

Building Products - 0.88%
American Builders & Contractors Supply Co Inc	TL 1L B 01/24	SOFR + 2.00%	1/29/2031	USD	81,228	81,278
DiversiTech Holdings Inc	TL 2L B 12/21	SOFR + 6.75%	12/21/2029	USD	1,381,023	1,268,815
VC GB Holdings Inc (Visual Comfort)	TL 2L 06/21	SOFR + 6.75%	7/23/2029	USD	1,927,630	1,880,403

Cable & Satellite - 2.18%
Astound Broadband (RCN/Radiate)	TL 1L B 10/21	SOFR + 3.25%	9/25/2026	USD	8,647,300	7,036,005
Virgin Media Inc	TL 1L 09/19	SOFR + 2.50%	1/31/2028	USD	947,006	931,547

Casinos & Gaming - 0.11%
Entain PLC	TL 1L B2 10/22	SOFR + 3.50%	10/31/2029	USD	391,602	392,132

Commodity Chemicals - 1.15%
Plaskolite, LLC	TL 1L 04/21	SOFR + 4.00%	12/15/2025	USD	4,329,814	4,199,032

Construction & Engineering - 2.63%
Brand Energy & Infrastructure Services Inc	TL 1L B 07/23	SOFR + 5.50%	8/1/2030	USD	1,335,165	1,333,963
Total Safety US Inc	TL 1L B 07/19	SOFR + 6.00%	8/16/2025	USD	4,864,650	4,743,034	(a)
USIC Holdings Inc	TL 2L 05/21	SOFR + 6.50%	5/14/2029	USD	386,688	362,906	(a)
Yak Access LLC	TL 1L 03/23	SOFR + 6.40%	3/10/2028	USD	3,393,205	3,181,129

Construction Machinery & Heavy Transportation Equipment - 1.91%
Accuride Corp	TL 1L B 07/23	1.62% PIK, SOFR + 5.25%	5/18/2026	USD	5,398,737	4,480,952	(a) (d)
American Trailer Works Inc	TL 1L 02/21	SOFR + 3.75%	3/3/2028	USD	2,553,091	2,500,689

Construction Materials - 0.28%
Summit Materials Holdings LP	TL 1L B 11/23	SOFR + 2.50%	1/12/2029	USD	1,019,870	1,024,016

Data Processing & Outsourced Services - 1.98%
West Corp	TL 1L B3 01/23	SOFR + 4.00%	4/10/2027	USD	7,534,756	7,234,722

Diversified Metals & Mining - 0.59%
Foresight Energy LLC	TL 1L A 06/20 (Exit)	SOFR + 8.00%	6/30/2027	USD	2,144,595	2,144,595	(a) (b)

Diversified Support Services - 0.10%
Access CIG LLC	TL 2L 02/18	SOFR + 7.75%	2/27/2026	USD	374,182	374,768

Education Services - 0.46%
Jostens Inc	TL 1L 12/18	SOFR + 5.50%	12/19/2025	USD	1,673,961	1,682,682

Financial Exchanges & Data - 0.10%
IntraFi Network LLC	TL 2L 11/21	SOFR + 6.25%	11/5/2029	USD	364,418	360,093

Health Care Equipment - 3.37%
Drive DeVilbiss Healthcare LLC	TL 1L 03/21	4.00% PIK, SOFR + 5.50%	6/1/2025	USD	7,803,257	6,317,400	(d)
Drive DeVilbiss Healthcare LLC	TL 1L 09/22 (PIK)	9.00% PIK, SOFR + 10.00%	6/1/2025	USD	1,093,578	1,093,578	(b) (d)
Orchid Orthopedic Solutions LLC	TL 1L 02/19	SOFR + 4.50%	3/5/2026	USD	5,563,590	4,909,869

Health Care Facilities - 0.18%
ScionHealth	TL 1L B 12/21	SOFR + 5.25%	12/23/2028	USD	1,711,942	656,239

Health Care Services - 0.25%
CHG Healthcare Services Inc	TL 1L 09/21	SOFR + 3.25%	9/29/2028	USD	913,320	911,544
Paradigm Acquisition Corp	TL 2L 10/18 LC	SOFR + 7.50%	10/26/2026	USD	6,120	5,814

Health Care Technology - 0.35%
GoodRx Inc	TL 1L 10/18	SOFR + 2.75%	10/10/2025	USD	1,264,812	1,264,964

Hotels, Resorts & Cruise Lines - 0.73%
Hilton Grand Vacations Inc	TL 1L B 01/24	SOFR + 2.75%	1/17/2031	USD	627,200	626,886
Playa Resorts Holding BV	TL 1L B 11/22	SOFR + 4.25%	1/5/2029	USD	1,271,063	1,272,575
Travel + Leisure Co	TL 1L 12/23	SOFR + 3.25%	12/14/2029	USD	767,268	769,187

Human Resource & Employment Services - 0.68%
SIRVA Worldwide Inc	TL 1L 07/18	SOFR + 5.50%	8/4/2025	USD	1,766,528	1,492,716	(a)
SIRVA Worldwide Inc	TL 2L 07/18	SOFR + 9.50%	8/3/2026	USD	1,149,740	990,576	(a)

Industrial Machinery & Supplies & Components - 1.68%
Chart Industries Inc	TL 1L B 09/23	SOFR + 3.25%	3/15/2030	USD	1,328,234	1,331,721
Engineered Machinery Holdings Inc	TL 2L 08/21	SOFR + 6.00%	5/21/2029	USD	289,880	285,532
ProMach Group Inc	TL 1L B 08/21	SOFR + 3.75%	8/31/2028	USD	542,384	544,106
SPX FLOW Inc	TL 1L B 03/22	SOFR + 4.50%	4/5/2029	USD	2,787,357	2,790,047
WireCo WorldGroup Inc	TL 1L B 12/23	SOFR + 3.75%	11/13/2028	USD	1,188,606	1,191,578

IT Consulting & Other Services - 3.63%
PSAV Inc (aka Encore)	TL 1L B1 12/20	0.25% PIK, SOFR + 3.25%	3/3/2025	USD	6,663,177	6,584,518	(d)
PSAV Inc (aka Encore)	TL 1L B3 12/20	10.00% PIK, 5.00%	10/15/2026	USD	2,346,141	2,409,932	(d)
PSAV Inc (aka Encore)	TL 2L 02/18	SOFR + 7.25%	9/1/2025	USD	4,609,840	4,264,102

Leisure Facilities - 3.82%
Aimbridge Acquisition Co Inc	TL 1L B 09/20	SOFR + 4.75%	2/2/2026	USD	42,143	40,616
Aimbridge Acquisition Co Inc	TL 1L B 10/19	SOFR + 3.75%	2/2/2026	USD	8,084,280	7,744,336
ClubCorp Club Operations Inc	TL 1L 10/23	SOFR + 5.00%	9/18/2026	USD	6,218,871	6,153,572

Leisure Products - 0.13%
Topgolf Callaway Brands Corp	TL 1L B 03/23	SOFR + 3.50%	3/15/2030	USD	462,272	461,934

Oil & Gas Storage & Transportation - 1.79%
Brazos Midstream Holdings LLC	TL 1L B 01/23	SOFR + 3.75%	2/11/2030	USD	1,101,337	1,100,451
NGL Energy Partners LP / NGL Energy Finance Corp	TL 1L B 01/24	SOFR + 4.50%	2/3/2031	USD	2,684,540	2,683,708
Oryx Midstream Services LLC	TL 1L B 01/23	SOFR + 3.25%	10/5/2028	USD	1,806,247	1,805,823
UGI Energy Services LLC	TL 1L B 02/23	SOFR + 3.25%	2/22/2030	USD	938,708	940,633

Publishing - 0.41%
Emerald Expositions Holding Inc	TL 1L B 05/17	SOFR + 5.00%	5/22/2026	USD	1,489,692	1,498,816

Research & Consulting Services - 0.10%
KBR Inc	TL 1L 01/24	SOFR + 2.25%	1/17/2031	USD	355,670	355,373

Specialty Chemicals - 5.74%
Aruba Investments Inc	TL 2L 10/20	SOFR + 7.75%	11/24/2028	USD	1,841,010	1,747,579
Champion/DSM engg	TL 1L B1 03/23	EURIBOR + 5.50%	3/29/2030	EUR	1,942,190	1,987,333
Champion/DSM engg	TL 1L B1 03/23 (USD)	SOFR + 5.50%	3/29/2030	USD	7,737,716	7,261,846
Flint Group GmbH	TL 1L 08/23 EUR (Super Senior)	EURIBOR + 8.00%	6/30/2026	EUR	112,303	123,129
Flint Group GmbH	TL 1L 09/23 PIK (HoldCo) EUR	6.90% PIK, EURIBOR + 10.00%	12/30/2027	EUR	398,770	317,578	(d)
Flint Group GmbH	TL 1L B 09/23 (OpCo) EUR	0.75% PIK, EURIBOR + 4.25%	12/31/2026	EUR	800,904	795,129	(d)
Flint Group GmbH	TL 2L 09/23 PIK (HoldCo) EUR	6.90% PIK, EURIBOR + 10.00%	12/30/2027	EUR	531,779	66,832	(d)
Vantage Specialty Chemicals Inc	TL 1L B 02/23	SOFR + 4.75%	10/26/2026	USD	8,916,926	8,653,877

Systems Software - 0.26%
SolarWinds Holdings Inc	TL 1L B 01/24	SOFR + 3.25%	2/5/2027	USD	934,210	936,354

Trading Companies & Distributors - 0.13%
Univar Inc	TL 1L B 06/23	SOFR + 4.50%	8/1/2030	USD	481,668	482,940
TOTAL LEVERAGED LOANS (Amortized cost $213,587,461)						$206,794,287

High Yield Securities - 84.03%

Advertising - 0.09%
Outfront Media Capital LLC / Outfront Media Capital Corp	5.000% 08/2027		8/15/2027	USD	346,000	$331,511	(f)

Aerospace & Defense - 0.24%
Aviation Capital Group LLC	5.500% 12/2024		12/15/2024	USD	410,000	408,701	(f)
Rolls-Royce PLC	4.625% 02/2026		2/16/2026	EUR	415,000	453,256	(f)

Alternative Carriers - 1.55%
Level 3 Financing Inc	3.750% 07/2029		7/15/2029	USD	4,611,000	2,443,830	(f)
Zayo Group LLC	4.000% 03/2027		3/1/2027	USD	4,221,000	3,214,577	(f)

Apparel, Accessories & Luxury Goods - 0.08%
Hanesbrands Inc	4.875% 05/2026		5/15/2026	USD	319,000	307,978	(f)

Application Software - 1.52%
Cision Ltd	9.500% 02/2028		2/15/2028	USD	6,449,000	3,207,184	(a) (f)
Cvent Holding Corp	8.000% 06/2030		6/15/2030	USD	1,363,000	1,415,390	(f)
TeamSystem SpA	3.500% 02/2028		2/15/2028	EUR	909,000	926,890	(f)

Automobile Manufacturers - 0.23%
JB Poindexter & Co Inc	8.750% 12/2031		12/15/2031	USD	835,000	855,875	(f)

Automotive Parts & Equipment - 3.56%
Forvia SE	2.625% 06/2025 REGS		6/15/2025	EUR	816,000	864,600	(f)
IHO Verwaltungs GmbH	3.750% 09/2026		9/15/2026	EUR	851,224	905,314	(d) (f)
Patrick Industries Inc	1.750% 12/2028 (Convertible)		12/1/2028	USD	2,097,000	2,386,596
Power Solutions	4.375% 05/2026		5/15/2026	EUR	816,000	876,216	(f)
Truck Hero Inc	6.250% 02/2029		2/1/2029	USD	5,080,000	4,411,523	(f)
Wheel Pros Inc	6.500% 05/2028		5/11/2028	USD	5,638,000	2,715,825	(b) (f)
ZF Finance GmbH	3.000% 09/2025 SUN REGS		9/21/2025	EUR	800,000	847,446	(f)

Automotive Retail - 1.22%
Mavis Discount Tire Inc	6.500% 05/2029		5/15/2029	USD	4,846,000	4,458,637	(f)

Biotechnology - 1.42%
Grifols SA	1.625% 02/2025		2/15/2025	EUR	4,120,000	4,336,222	(f)
Grifols SA	3.200% 05/2025 EUR		5/1/2025	EUR	815,000	841,899	(f)

Building Products - 11.14%
Acproducts Inc (aka Cabinetworks)	6.375% 05/2029		5/15/2029	USD	11,955,000	8,922,794	(f)
Cornerstone (Ply Gem Holdings Inc)	6.125% 01/2029		1/15/2029	USD	1,070,000	952,899	(f)
LBM Borrower LLC	6.250% 01/2029		1/15/2029	USD	2,171,000	1,972,896	(f)
Oldcastle Buildingenvelope Inc	9.500% 04/2030		4/15/2030	USD	12,065,000	11,694,504	(f)
PrimeSource Building Products Inc	5.625% 02/2029		2/1/2029	USD	4,654,000	3,802,351	(f)
PrimeSource Building Products Inc	6.750% 08/2029		8/1/2029	USD	4,980,000	4,226,974	(f)
Specialty Building Products Holdings LLC	6.375% 09/2026		9/30/2026	USD	426,000	419,188	(f)
SRS Distribution Inc	6.000% 12/2029		12/1/2029	USD	7,576,000	7,090,492	(f)
SRS Distribution Inc	6.125% 07/2029		7/1/2029	USD	1,706,000	1,616,008	(f)

Cable & Satellite - 4.63%
Astound Broadband (RCN/Radiate)	6.500% 09/2028		9/15/2028	USD	4,251,000	1,834,200	(f)
Block Communications Inc	4.875% 03/2028		3/1/2028	USD	5,431,000	4,883,800	(f)
Cable One Inc	0.000% 03/2026 (Convertible)		3/15/2026	USD	6,731,000	5,785,294	(c)
Cablevision Lightpath LLC	5.625% 09/2028		9/15/2028	USD	1,048,000	886,514	(f)
CSC Holdings LLC (Altice USA)	11.750% 01/2029		1/31/2029	USD	608,000	617,944	(f)
CSC Holdings LLC (Altice USA)	5.000% 11/2031		11/15/2031	USD	806,000	406,238	(f)
CSC Holdings LLC (Altice USA)	5.750% 01/2030		1/15/2030	USD	4,702,000	2,493,753	(f)

Casinos & Gaming - 0.65%
Allwyn International AS	3.875% 02/2027		2/15/2027	EUR	821,000	861,180	(f)
Cirsa Funding Luxembourg SA	5.000% 03/2027		3/15/2027	EUR	856,000	898,957	(f)
Scientific Games International Inc	7.500% 09/2031		9/1/2031	USD	589,000	613,256	(f)

Commercial Printing - 1.72%
Multi-Color Corp	10.500% 07/2027		7/15/2027	USD	3,714,000	3,556,777	(f)
Multi-Color Corp	5.875% 10/2028		11/1/2028	USD	1,197,000	1,073,933	(f)
Multi-Color Corp	8.250% 11/2029		11/1/2029	USD	432,000	353,970	(f)
Multi-Color Corp	9.500% 11/2028		11/1/2028	USD	1,302,000	1,300,252	(f)

Commodity Chemicals - 0.64%
Ineos Quattro Holdings Ltd	2.500% 01/2026		1/15/2026	EUR	858,000	897,635	(f)
SI Group Inc	6.750% 05/2026		5/15/2026	USD	6,041,000	1,426,522	(f)

Construction & Engineering - 5.01%
Brand Energy & Infrastructure Services Inc	10.375% 06/2029		8/1/2030	USD	6,633,000	7,014,398	(f)
Maxim Crane Works LP / Maxim Finance Corp	11.500% 09/2028		9/1/2028	USD	9,923,000	10,381,939	(f)
thyssenkrupp Elevator AG	4.375% 07/2027		7/15/2027	EUR	862,000	909,992	(f)

Consumer Electronics - 0.09%
Energizer Holdings Inc	6.500% 12/2027		12/31/2027	USD	313,000	311,897	(f)

Consumer Finance - 0.11%
Navient Corp	5.875% 10/2024		10/25/2024	USD	413,000	413,019

Diversified Chemicals - 0.33%
Chemours Co/The	4.000% 05/2026		5/15/2026	EUR	845,000	893,413
Chemours Co/The	5.375% 05/2027		5/15/2027	USD	320,000	311,644

Diversified Support Services - 0.30%
Allied Universal Holdco LLC	6.625% 07/2026		7/15/2026	USD	316,000	311,663	(f)
Techem Energy Services GmbH/Germany	6.000% 07/2026		7/30/2026	EUR	709,513	767,821	(f)

Electric Utilities - 0.24%
Electricite de France SA	4.000% Perpetual SUN REGS			EUR	800,000	858,508	(f)

Electronic Components - 2.05%
CommScope Inc	6.000% 03/2026		3/1/2026	USD	1,961,000	1,701,099	(f)
CommScope Inc	6.000% 06/2025		6/15/2025	USD	7,253,000	5,772,518	(f)

Food Retail - 0.25%
Burger King France SAS	7.750% 11/2027		11/1/2027	EUR	829,000	905,165	(d) (f)

Hotels, Resorts & Cruise Lines - 11.11%
Marriott Ownership Resorts Inc	0.000% 01/2026 (Convertible)		1/15/2026	USD	5,995,000	5,331,953	(c)
NCL Corp Ltd	1.125% 02/2027 (Convertible)		2/15/2027	USD	9,778,000	8,720,998
NCL Corp Ltd	3.625% 12/2024		12/15/2024	USD	13,111,000	12,857,922	(f)
Viking Cruises Ltd	6.250% 05/2025		5/15/2025	USD	414,000	411,866	(f)
Viking Cruises Ltd	7.000% 02/2029		2/15/2029	USD	3,548,000	3,545,233	(f)
Viking Cruises Ltd	9.125% 07/2031		7/15/2031	USD	9,057,000	9,696,696	(f)

Industrial Conglomerates - 0.81%
Unifrax I LLC / Unifrax Holding Co	5.250% 09/2028		9/30/2028	USD	2,959,000	1,968,682	(f)
Unifrax I LLC / Unifrax Holding Co	7.500% 09/2029		9/30/2029	USD	2,137,000	1,004,354	(f)

Industrial Machinery & Supplies & Components - 3.24%
Husky Injection Molding Systems Ltd	9.000% 02/2029		2/15/2029	USD	77,000	77,481	(f)
Renk AG/Frankfurt am Main	5.750% 07/2025		7/15/2025	EUR	797,000	862,525	(f)
SPX FLOW Inc	8.750% 04/2030		4/1/2030	USD	11,070,000	10,911,488	(f)

Insurance Brokers - 4.32%
Acrisure LLC / Acrisure Finance Inc	8.250% 02/2029		2/1/2029	USD	616,000	618,093	(f)
Alliant Holdings I Inc	6.750% 10/2027		10/15/2027	USD	1,193,000	1,165,728	(f)
National Financial Partners Corp	6.875% 08/2028		8/15/2028	USD	13,892,000	13,981,464	(f)

Leisure Facilities - 2.88%
Cedar Fair LP	5.375% 04/2027		4/15/2027	USD	433,000	429,026
Merlin Entertainments PLC	4.500% 11/2027		11/15/2027	EUR	2,000,000	2,055,814	(f)
Merlin Entertainments PLC	6.625% 11/2027		11/15/2027	USD	5,811,000	5,557,531	(f)
Merlin Entertainments PLC	7.375% 02/2031		2/15/2031	USD	1,332,000	1,334,642	(f)
Six Flags Entertainment Corp	7.250% 05/2031		5/15/2031	USD	1,116,000	1,139,040	(f)

Metal, Glass & Plastic Containers - 0.25%
Trivium Packaging Finance BV	3.750% 08/2026		8/15/2026	EUR	851,000	896,197	(f)

Oil & Gas Equipment & Services - 0.23%
Archrock Partners LP / Archrock Partners Finance Corp	6.875% 04/2027		4/1/2027	USD	412,000	413,366	(f)
Solaris Midstream Holdings LLC	7.625% 04/2026		4/1/2026	USD	421,000	422,067	(f)

Oil & Gas Exploration & Production - 0.91%
Matador Resources Co	5.875% 09/2026		9/15/2026	USD	2,686,000	2,663,965
Sitio Royalties Corp	7.875% 11/2028		11/1/2028	USD	660,000	677,325	(f)

Oil & Gas Storage & Transportation - 7.37%
Genesis Energy	6.250% 05/2026		5/15/2026	USD	1,408,000	1,402,617
Genesis Energy	8.000% 01/2027		1/15/2027	USD	356,000	360,429
Genesis Energy	8.250% 01/2029		1/15/2029	USD	750,000	771,634
Genesis Energy	8.875% 04/2030		4/15/2030	USD	1,420,000	1,486,636
Global Partners LP / GLP Finance Corp	7.000% 08/2027		8/1/2027	USD	420,000	422,730
Global Partners LP / GLP Finance Corp	8.250% 01/2032		1/15/2032	USD	424,000	435,241	(f)
NGL Energy Partners LP / NGL Energy Finance Corp	7.500% 02/2026		2/1/2026	USD	13,630,000	13,881,203	(f)
NGL Energy Partners LP / NGL Energy Finance Corp	8.125% 02/2029		2/15/2029	USD	2,580,000	2,594,883	(f)
NGL Energy Partners LP / NGL Energy Finance Corp	8.375% 02/2032		2/15/2032	USD	3,473,000	3,500,848	(f)
Rockies Express Pipeline LLC	3.600% 05/2025		5/15/2025	USD	316,000	306,887	(f)
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp	6.000% 03/2027		3/1/2027	USD	317,000	312,123	(f)
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp	7.375% 02/2029		2/15/2029	USD	1,456,000	1,453,552	(f)

Other Specialty Retail - 2.75%
Alain Afflelou SA	4.250% 05/2026		5/19/2026	EUR	835,000	896,880	(f)
Douglas Holding AG	6.000% 04/2026		4/8/2026	EUR	3,010,000	3,236,095	(f)
Douglas Holding AG	8.250% 10/2026 SUN		10/1/2026	EUR	5,501,418	5,917,325	(f)

Passenger Airlines - 5.06%
Air France-KLM	3.875% 07/2026 SUNS REGS		7/1/2026	EUR	800,000	860,779	(f)
American Airlines Group Inc	3.750% 03/2025		3/1/2025	USD	11,463,000	11,180,003	(f)
JetBlue Airways Corp	0.500% 04/2026 (Convertible)		4/1/2026	USD	7,936,000	6,448,210

Pharmaceuticals - 0.24%
Nidda Healthcare Holding AG	7.500% 08/2026		8/21/2026	EUR	780,000	876,282	(f)

Real Estate Services - 1.84%
Anywhere Real Estate Group LLC	0.250% 06/2026 (Convertible)		6/15/2026	USD	4,295,000	3,409,371
Redfin Corp	0.000% 10/2025 (Convertible)		10/15/2025	USD	3,864,000	3,325,295	(c)

Restaurants - 3.09%
Golden Nugget Inc.	6.750% 07/2030		1/15/2030	USD	12,523,000	11,272,854	(f)

Security & Alarm Services - 0.70%
Verisure Holding AB	3.250% 02/2027 (EUR)		2/15/2027	EUR	2,451,000	2,553,478	(f)

Trading Companies & Distributors - 2.17%
AerCap Holdings	6.500% 06/2045		6/15/2045	USD	2,029,000	2,017,987	(f)
Neon Holdings Inc (GPD Cos Inc)	10.125% 04/2026		4/1/2026	USD	3,350,000	3,130,843	(f)
White Cap Construction Supply Inc	8.250% 03/2026 (9% PIK Toggle)		3/15/2026	USD	2,795,000	2,794,399	(d) (f)
TOTAL HIGH YIELD SECURITIES (Amortized cost $324,418,949)						$306,942,917

Asset Backed Securities - 8.63%

Specialized Finance - 8.64%
Adagio X Eur Clo DAC	ADAGI X-A DR	EURIBOR + 5.50%	10/20/2037	EUR	458,000	501,044	(b) (f)
AGL CLO Ltd	AGL 2023-24A D	SOFR + 5.50%	7/25/2036	USD	1,137,230	1,166,254	(b) (f)
AGL CLO Ltd	AGL 2023-24A E	SOFR + 8.65%	7/25/2036	USD	1,250,000	1,296,109	(b) (f)
Anchorage Capital CLO 4-R Ltd	ANCHC 2014-4RA D	SOFR + 2.60%	1/28/2031	USD	1,145,000	1,130,958	(b) (f)
Apidos CLO XLV Ltd	APID 2023-45A D	SOFR + 5.20%	4/26/2036	USD	391,780	397,554	(b) (f)
Apidos CLO XLVI Ltd	APID 2023-46A D	SOFR + 5.00%	10/24/2036	USD	317,550	323,586	(b) (f)
Arbour CLO III DAC	ARBR 3A DRR	EURIBOR + 3.10%	7/15/2034	EUR	678,000	711,267	(b) (f)
Ares LXVIII CLO Ltd	ARES 2023-68A D	SOFR + 5.75%	4/25/2035	USD	991,910	1,021,500	(b) (f)
Birch Grove CLO 6 Ltd	BGCLO 2023-6A D	SOFR + 5.83%	7/20/2035	USD	1,120,730	1,148,665	(b) (f)
Bluemountain Euro 2021-2 CLO DAC	BLUME 2021-2A D	EURIBOR + 3.10%	10/15/2035	EUR	351,254	363,922	(b) (f)
Bosphorus CLO IV DAC	BOPHO 4A D	EURIBOR + 2.60%	12/15/2030	EUR	1,111,000	1,175,404	(b) (f)
Cairn Clo XVII DAC	CRNCL 2023-17A D	EURIBOR + 5.30%	10/18/2036	EUR	338,000	368,504	(b) (f)
Carbone Clo Ltd	CRBN 2017-1A C	SOFR + 2.60%	1/20/2031	USD	367,030	363,408	(b) (f)
Contego CLO XII DAC	CONTE 12A D	EURIBOR + 5.60%	1/25/2038	EUR	805,000	882,725	(b) (f)
Dillon's Park CLO DAC	DILPK 1A D	EURIBOR + 3.00%	10/15/2034	EUR	374,000	389,565	(b) (f)
Empower CLO Ltd	EMPWR 2023-1A D	SOFR + 5.50%	4/25/2036	USD	1,500,000	1,533,195	(b) (f)
Empower CLO Ltd	EMPWR 2023-2A D	SOFR + 5.40%	7/15/2036	USD	341,268	346,311	(b) (f)
Generate CLO 3 Ltd	GNRT 3A D2R	SOFR + 4.90%	10/20/2036	USD	957,600	964,704	(b) (f)
Glenbrook Park Clo DAC	GLNBR 1A D	EURIBOR + 5.75%	7/21/2036	EUR	500,000	549,870	(b) (f)
Harvest Clo XXXI DAC	HARVT 31A D	EURIBOR + 5.60%	10/15/2036	EUR	710,000	777,645	(b) (f)
Henley CLO III DAC	HNLY 3A DR	EURIBOR + 3.30%	12/25/2035	EUR	769,000	790,623	(b) (f)
Madison Park Euro Funding XV DAC	MDPKE 15A DR	EURIBOR + 4.50%	7/15/2036	EUR	321,000	343,154	(b) (f)
Madison Park Funding Ltd	MDPK 2023-63A D	SOFR + 5.50%	4/21/2035	USD	946,840	970,010	(b) (f)
Madison Park Funding XI Ltd	MDPK 2013-11A DR	SOFR + 3.25%	7/23/2029	USD	1,690,300	1,686,317	(b) (f)
Madison Park Funding XXVIII Ltd	MDPK 2018-28A E	SOFR + 5.25%	7/15/2030	USD	957,530	952,747	(b) (f)
Magnetite XXXI Ltd	MAGNE 2021-31A E	SOFR + 6.00%	7/15/2034	USD	1,500,000	1,508,321	(b) (f)
Oaktree CLO 2023-1 Ltd	OAKCL 2023-1A D	SOFR + 5.25%	4/15/2036	USD	558,213	567,916	(b) (f)
Palmer Square European CLO 2021-1 DAC	PLMER 2021-1A E	EURIBOR + 5.71%	4/15/2034	EUR	460,000	478,096	(b) (f)
Palmer Square European CLO 2022-2 DAC	PLMER 2022-2A DR	EURIBOR + 4.00%	1/15/2038	EUR	691,000	747,027	(b) (f)
Palmer Square European CLO 2023-1 DAC	PLMER 2023-1A D	EURIBOR + 7.59%	7/15/2036	EUR	1,000,000	1,107,098	(b) (f)
Palmer Square Loan Funding 2023-1 Ltd	PSTAT 2023-1A D	SOFR + 8.00%	7/20/2031	USD	2,000,000	2,009,804	(b) (f)
Penta Clo 9 DAC	PENTA 2021-9A E	EURIBOR + 6.04%	7/25/2036	EUR	306,000	319,300	(b) (f)
Providus Clo VI DAC	PRVD 6A D	EURIBOR + 3.20%	5/20/2034	EUR	553,000	581,231	(b) (f)
RAD CLO 21 Ltd	RAD 2023-21A E	SOFR + 7.90%	1/25/2033	USD	431,432	433,523	(b) (f)
ROMARK CLO LLC	RCF 2021-2A E	7.08%	10/25/2039	USD	1,200,000	978,654	(b) (f)
Shackleton CLO Ltd	SHACK 2019-15A D1R	SOFR + 3.45%	1/15/2032	USD	366,700	365,201	(b) (f)
Sutton Park CLO DAC	STNPK 1A C	EURIBOR + 3.30%	11/15/2031	EUR	1,178,000	1,219,813	(b) (f)
Symphony CLO 37 Ltd	SYMP 2022-37A DR	SOFR + 4.90%	1/20/2037	USD	550,506	560,305	(b) (f)
TRESTLES CLO III LTD	TREST 2020-3A D	SOFR + 3.25%	1/20/2033	USD	500,000	502,489	(b) (f)
TOTAL ASSET BACKED SECURITIES (Amortized cost $30,537,997)						$31,533,819

Issuer	Asset			Currency	Shares	Fair Value	Footnotes
Equity & Other Investments - 1.82%

Construction & Engineering - 0.03%
Yak Access LLC	Common Stock			USD	9,358	$608	(a) (e)
Yak Access LLC	Preferred Stock			USD	2,244,306	115,963	(a) (e)

Diversified Metals & Mining - 1.51%
Foresight Energy LLC	Common Stock			USD	320,381	5,529,576	(a) (b) (e)

Oil & Gas Equipment & Services - 0.15%
Proserv Group Parent LLC	Common Stock			USD	114,010	150,550	(b) (e)
Proserv Group Parent LLC	Preferred Stock			USD	36,249	409,048	(b) (e)

Packaged Foods & Meats - 0.00%
CTI Foods Holding Co LLC	Common Stock			USD	955	-	(a) (b) (e)

Health Care Facilities - 0.12%
Quorum Health Corp	Trade Claim			USD	3,964,000	443,968	(b) (e)
TOTAL EQUITY & OTHER INVESTMENTS (Cost $9,604,946)						$6,649,713

TOTAL INVESTMENTS (Cost $578,149,354)						$551,920,736

Money Market Funds - 4.61%
U.S. Government Securities - 4.61%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio				USD	16,833,705	16,833,705	(g)
TOTAL MONEY MARKET FUNDS (Cost $16,833,705)						$16,833,705

TOTAL INVESTMENTS INCLUDING MONEY MARKET FUNDS (Cost $594,983,059) - 155.71%						$568,754,441
LIABILITIES EXCEEDING OTHER ASSETS, NET - (55.71%)						(203,496,024)
NET ASSETS - 100.00%						$365,258,417

TL	Term loan.
1L	First lien.
2L	Second lien.
EURIBOR	Euro Interbank Offered Rate as of January 31, 2024 was 3.88%
PRIME	U.S. Prime Rate as of January 31, 2024 was 8.50%
SOFR	Secured Overnight Financing Rate as of January 31, 2024 was 5.33%
(a)	Security considered restricted.
(b)	Value determined using significant unobservable inputs.
(c)	Zero coupon bond.
(d)	Represents a payment-in-kind (“PIK”) security which may pay interest/dividend in additional par/shares.
(e)	Non-income producing security.
(f)
Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration.

(g)	The money market fund's average 7-day yield as of January 31, 2024 was 5.31%.
(h)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.

The following are the details of the restricted securities held by the Fund:

Issuer	Asset	Par/Shares	Cost	Fair Value	Acquisition Date	% of Net Assets

Leveraged Loans
Accuride Corp	TL 1L B 07/23	5,398,737	5,241,642	4,480,952	4/27/2023	1.23%
Belk Inc	TL 1L 02/21 (FLFO)	459,875	605,825	417,194	2/24/2021	0.11%
Belk Inc	TL 1L EXIT 02/21 PIK Toggle (FLSO)	8,606,463	5,313,839	1,925,696	2/24/2021	0.53%
Foresight Energy LLC	TL 1L A 06/20 (Exit)	2,144,595	2,144,595	2,144,595	6/30/2020	0.59%
SIRVA Worldwide Inc	TL 1L 07/18	1,766,528	1,753,429	1,492,716	7/31/2018	0.41%
SIRVA Worldwide Inc	TL 2L 07/18	1,149,740	1,111,792	990,576	7/31/2018	0.27%
Total Safety US Inc	TL 1L B 07/19	4,864,650	4,764,321	4,743,034	8/13/2019	1.30%
USIC Holdings Inc	TL 2L 05/21	386,688	383,320	362,906	5/7/2021	0.10%

High Yield Securities
Cision Ltd	9.500% 02/2028	6,449,000	6,698,660	3,207,184	11/8/2021	0.88%

Equity & Other Investments
CTI Foods Holding Co LLC	Common Stock	955	112,798	-	5/3/2019	0.00%
Foresight Energy LLC	Common Stock	320,381	3,665,560	5,529,576	6/30/2020	1.51%
Yak Access LLC	Common Stock	9,358	-	608	3/10/2023	0.00%
Yak Access LLC	Preferred Stock	2,244,306	2,139,021	115,963	3/10/2023	0.03%
Total			$33,934,802	$25,411,000